Financial Assets - Financial investments in quoted shares, current derivatives and Non-current loans to EEAA (Details) € in Thousands, $ in Thousands		6 Months Ended
	Feb. 08, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Oct. 02, 2017 USD ($)	Oct. 02, 2017 EUR (€)	Feb. 08, 2017 EUR (€)
Interstate Blood Bank, Inc.
Financial Assets
Ownership interest (as a percent)	49.19%
TiGenix
Financial Assets
Proceeds from divestment of interest in subsidiary		€ 70,100
Gain on divestment of interest in subsidiary		€ 32,000
Grifols Worldwide Operations Limited | Interstate Blood Bank, Inc.
Financial Assets
Notional amount	$ 11,000						€ 10,809
interest rate on non-current loans (as a percent)	4.00%						4.00%
Singulex, Inc.
Financial Assets
Indirect ownership interest (as a percent)		19.33%
Singulex, Inc. | Grifols Diagnostics Solutions, Inc.
Financial Assets
Notional amount			$ 12,339	€ 11,063	$ 20,000	€ 16,676
interest rate on non-current loans (as a percent)					5.00%	5.00%